Supplementary Balance Sheet Information - Accounts Payable and Accruals Other (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Employees and employee institutions	$ 35,832	$ 33,784
Government departments and agencies	25,492	21,638
Derivative liabilities	9,623	1,943
Accrued expenses	43,392	37,270
Sundry	353	295
Accounts payable and accrued liabilities, net	$ 114,692	$ 94,930